REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
REVENUE [Abstract]
Summary of Company's Revenue Disaggregated by Primary Revenue Sources
The following table presents the Company’s revenue disaggregated by primary revenue sources (in thousands):

	Year Ended December 31, 2023
	UFC	WWE	IMG	Corporate and Other	Total
Media rights, production and content	$870,551	$249,496	$692,224	$15,870	$1,828,141
Live events and hospitality	167,942	87,705	650,585	81,524	987,756
Sponsorship	196,296	17,957	79,103	26,397	319,753
Consumer products licensing and other	57,412	27,609	15,198	8,196	108,415
Eliminations	—	—	—	—	(19,269)

Total revenue	$1,292,201	$382,767	$1,437,110	$131,987	$3,224,796

	Year Ended December 31, 2022
	UFC	WWE	IMG	Corporate and Other	Total
Media rights, production and content	$794,397	$—	$628,529	$15,689	$1,438,615
Live events and hospitality	125,271	—	715,676	70,617	911,564
Sponsorship	166,845	—	66,879	27,757	261,481
Consumer products licensing and other	53,634	—	13,901	5,943	73,478
Eliminations	—	—	—	—	(11,106)

Total revenue	$1,140,147	$—	$1,424,985	$120,006	$2,674,032

Summary of Remaining Performance Obligation for Contracts Greater Than One Year
The following table presents the aggregate amount of the transaction price allocated to remaining performance obligations for contracts greater than one year with unsatisfied or partially satisfied performance obligations as of December 31, 2023 (in thousands):

2024	$2,407,382
2025	1,999,247
2026	928,426
2027	800,628
2028	676,008
Thereafter	776,765

Total remaining performance obligations	$7,588,456

Summary of Company's Deferred Revenue
The following table presents the Company’s deferred revenue as of December 31, 2023 and 2022 (in thousands):

	As of December 31, 2022	Acquisitions	Additions	Deductions	Reclasses	Foreign Exchange	As of December 31, 2023
Deferred revenue - current	$368,906	$54,190	$2,230,755	$(2,098,198)	$111,943	$5,761	$673,357
Deferred revenue - non- current	65,856	—	97,127	(33,366)	(111,943)	(1,678)	15,996